Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (592,753)	$ (30,348)	$ (40,207)
Other comprehensive loss:
Foreign currency translation adjustments	(11,566)	4,153	10,351
Comprehensive loss	$ (604,319)	$ (26,195)	$ (29,856)